PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2024	2023
Cost:

Machinery and manufacturing equipment, net (1)	$163,517	$339,657
Office equipment and furniture	27,783	40,012
Motor vehicles	3,517	4,933
Buildings and leasehold improvements	51,015	131,269
Prepaid expenses related to operating lease (2)	939	939

	246,771	516,810
Accumulated depreciation and impairment:

Machinery and manufacturing equipment, net	120,851	249,499
Office equipment and furniture	18,604	27,866
Motor vehicles	2,798	3,908
Buildings and leasehold improvements	28,611	56,984
Prepaid expenses related to operating lease	183	173
Impairment of fixed assets (3)	-	54,900

	171,047	393,330

Depreciated cost	$75,724	$123,480

(1)	Presented net of investment grants received in the total amount of $7,463.

(2)
Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years.

(3)	Non cash pre-tax impairment charges recognized in 2024, 2023, and 2022 were $0, $28,471 and $26,429, respectively (see also Note 2k).